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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Eubel Brady & Suttman Asset Management, Inc.
Address:    7777 Washington Village Drive, Ste. 210
            Dayton, Ohio 45459

Form 13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth E. Leist
Title:    Director of Operations
Phone:    (937) 291-1223


Signature, Place, and Date of Signing:

/s/ Kenneth E. Leist                Dayton, Ohio             May 14, 2013
--------------------             -----------------        ------------------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager: None

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total:      359,424
                                             -----------
                                             (thousands)

List of Other Included Managers: None

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                  EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                  SEC FORM 13-F
                                    03/31/13

                                                  ITEM #4
                                                   MARKET                           ITEM #6                         ITEM #8
ITEM #1                       ITEM #2   ITEM #3    VALUE       ITEM #5       INVESTMENT DESCRETION  ITEM #7     VOTING AUTHORITY
NAME OF ISSUER                 TITLE     CUSIP   (X$1,000) QUANTITY  SH/PRN    SOLE   SHARED OTHER MANAGERS   SOLE    SHARED OTHER
---------------------------- --------- --------- --------- --------- ------ --------- ------ ----- -------- --------- ------ -----
Abbott Laboratories          Common    002824100       204     5,780 Sh         5,780  N/A    N/A    N/A        5,780  N/A    N/A
Abbvie Inc                   Common    00287Y109       234     5,739 Sh         5,739  N/A    N/A    N/A        5,739  N/A    N/A
Altria Group Inc             Common    02209S103       245     7,116 Sh         7,116  N/A    N/A    N/A        7,116  N/A    N/A
American International
 Group                       Common    026874784     9,784   252,030 Sh       252,030  N/A    N/A    N/A      252,030  N/A    N/A
American River Bankshares    Common    029326105     1,375   183,142 Sh       183,142  N/A    N/A    N/A      183,142  N/A    N/A
Anadarko Petroleum Corp      Common    032511107       369     4,225 Sh         4,225  N/A    N/A    N/A        4,225  N/A    N/A
Ares Capital Corp.           Conv Bond 04010LAB9     1,411 1,300,000 Prn    1,300,000  N/A    N/A    N/A    1,300,000  N/A    N/A
Berkshire Hathaway Inc
 Cl-B                        Common    084670702    16,058   154,110 Sh       154,110  N/A    N/A    N/A      154,110  N/A    N/A
Boston Private Financial
 Holdings Inc                Common    101119105       140    14,120 Sh        14,120  N/A    N/A    N/A       14,120  N/A    N/A
Bristol-Myers Squibb Co      Common    110122108       269     6,542 Sh         6,542  N/A    N/A    N/A        6,542  N/A    N/A
CableVision Systems Corp     Common    12686C109     3,408   227,825 Sh       227,825  N/A    N/A    N/A      227,825  N/A    N/A
Capital Bank Financial Corp. Common    139794101     4,111   240,000 Sh       240,000  N/A    N/A    N/A      240,000  N/A    N/A
CenturyLink, Inc.            Common    156700106       361    10,282 Sh        10,282  N/A    N/A    N/A       10,282  N/A    N/A
Charles River Laboratories
 International Inc           Conv Bond 159864AB3     1,487 1,475,000 Prn    1,475,000  N/A    N/A    N/A    1,475,000  N/A    N/A
Cintas Corp                  Common    172908105       202     4,582 Sh         4,582  N/A    N/A    N/A        4,582  N/A    N/A
Citigroup Inc                Common    172967424     8,314   187,930 Sh       187,930  N/A    N/A    N/A      187,930  N/A    N/A
Coca-Cola Co                 Common    191216100       273     6,742 Sh         6,742  N/A    N/A    N/A        6,742  N/A    N/A
Comtech Telecomm -
 Putable at 100              Conv Bond 205826AF7     1,433 1,400,000 Prn    1,400,000  N/A    N/A    N/A    1,400,000  N/A    N/A
Consol Energy Inc            Common    20854P109     5,669   168,471 Sh       168,471  N/A    N/A    N/A      168,471  N/A    N/A
Danaher Corp                 Common    235851102     9,752   156,915 Sh       156,915  N/A    N/A    N/A      156,915  N/A    N/A
Dell Inc                     Common    24702R101    11,396   795,260 Sh       795,260  N/A    N/A    N/A      795,260  N/A    N/A
Emerson Electric Co          Common    291011104       240     4,290 Sh         4,290  N/A    N/A    N/A        4,290  N/A    N/A
Exxon Mobil Corp             Common    30231G102       344     3,813 Sh         3,813  N/A    N/A    N/A        3,813  N/A    N/A
Fair Isaac & Co              Common    303250104     1,622    35,506 Sh        35,506  N/A    N/A    N/A       35,506  N/A    N/A
First Financial Bancorp
 Warrants                    Warrant   320209117       410    72,220 Sh        72,220  N/A    N/A    N/A       72,220  N/A    N/A
Frozen Food Express
 Industries                  Common    359360104       262   190,000 Sh       190,000  N/A    N/A    N/A      190,000  N/A    N/A
General Electric Co          Common    369604103       346    14,945 Sh        14,945  N/A    N/A    N/A       14,945  N/A    N/A
Genworth Financial Inc
 Cl-A                        Common    37247d106       377    37,723 Sh        37,723  N/A    N/A    N/A       37,723  N/A    N/A
Goldman Sachs Group Inc      Common    38141G104     8,101    55,052 Sh        55,052  N/A    N/A    N/A       55,052  N/A    N/A
Google Inc                   Common    38259P508    12,729    16,028 Sh        16,028  N/A    N/A    N/A       16,028  N/A    N/A
Hartford Financial Service
 Group Warrants              Warrant   416515120     5,155   301,650 Sh       301,650  N/A    N/A    N/A      301,650  N/A    N/A
Hewlett Packard Co           Common    428236103     5,583   234,194 Sh       234,194  N/A    N/A    N/A      234,194  N/A    N/A
Horsehead Holding Corp       Common    440694305     5,588   513,566 Sh       513,566  N/A    N/A    N/A      513,566  N/A    N/A
Horsehead Holding Corp       Conv Bond 440694AB3     1,556 1,550,000 Prn    1,550,000  N/A    N/A    N/A    1,550,000  N/A    N/A
Illinois Tool Works Inc      Common    452308109     8,612   141,314 Sh       141,314  N/A    N/A    N/A      141,314  N/A    N/A
iShares Barclays 1-3 Year
 Cr                          Common    464288646     1,867    17,691 Sh        17,691  N/A    N/A    N/A       17,691  N/A    N/A
iShares Barclays Aggregate   Common    464287226     3,618    32,670 Sh        32,670  N/A    N/A    N/A       32,670  N/A    N/A

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
Jefferies Group - Putable
 at 100                      Conv Bond 472319AG7     2,097 2,040,000 Prn    2,040,000  N/A    N/A    N/A    2,040,000  N/A   N/A
Johnson & Johnson            Common    478160104    13,770   168,896 Sh       168,896  N/A    N/A    N/A      168,896  N/A   N/A
Key Energy Services Inc      Common    492914106     7,610   941,882 Sh       941,882  N/A    N/A    N/A      941,882  N/A   N/A
Kohl's Corp                  Common    500255104    12,096   262,205 Sh       262,205  N/A    N/A    N/A      262,205  N/A   N/A
Kroger Co                    Common    501044101     9,186   277,187 Sh       277,187  N/A    N/A    N/A      277,187  N/A   N/A
L-3 Communications Corp -
 Callable after 2/1/11       Conv Bond 502413AW7     1,618 1,600,000 Prn    1,600,000  N/A    N/A    N/A    1,600,000  N/A   N/A
Leucadia National Corp       Common    527288104    10,232   373,017 Sh       373,017  N/A    N/A    N/A      373,017  N/A   N/A
Lincoln National Corp
 Warrants                    Warrant   534187117       384    16,540 Sh        16,540  N/A    N/A    N/A       16,540  N/A   N/A
Linear Tech - Putable
 at 100                      Conv Bond 535678AC0     1,341 1,255,000 Prn    1,255,000  N/A    N/A    N/A    1,255,000  N/A   N/A
Live Nation Inc. - Putable
 at 100                      Conv Bond 538034AB5     1,706 1,700,000 Prn    1,700,000  N/A    N/A    N/A    1,700,000  N/A   N/A
Loews Corp.                  Common    540424108     9,310   211,265 Sh       211,265  N/A    N/A    N/A      211,265  N/A   N/A
Mednax Inc                   Common    58502B106       261     2,908 Sh         2,908  N/A    N/A    N/A        2,908  N/A   N/A
Microsoft Corp               Common    594918104     7,055   246,652 Sh       246,652  N/A    N/A    N/A      246,652  N/A   N/A
Morgans Hotel GR Convt.      Conv Bond 61748WAB4     1,462 1,551,000 Prn    1,551,000  N/A    N/A    N/A    1,551,000  N/A   N/A
National Bank Holdings Corp. Common    633707104     4,786   261,534 Sh       261,534  N/A    N/A    N/A      261,534  N/A   N/A
National Presto Industries   Common    637215104     9,827   122,078 Sh       122,078  N/A    N/A    N/A      122,078  N/A   N/A
Orchids Paper Products Co    Common    68572N104     6,281   269,212 Sh       269,212  N/A    N/A    N/A      269,212  N/A   N/A
Orion Marine Group Inc       Common    68628V308    11,050 1,111,674 Sh     1,111,674  N/A    N/A    N/A    1,111,674  N/A   N/A
Park National Corp           Common    700658107     1,593    22,823 Sh        22,823  N/A    N/A    N/A       22,823  N/A   N/A
Paychex Inc                  Common    704326107       352    10,042 Sh        10,042  N/A    N/A    N/A       10,042  N/A   N/A
Rait Financial Trust -
 Putable at 100              Conv Bond 749227AA2     2,453 1,940,000 Prn    1,940,000  N/A    N/A    N/A    1,940,000  N/A   N/A
Republic Services Inc        Common    760759100     8,913   270,095 Sh       270,095  N/A    N/A    N/A      270,095  N/A   N/A
RTI Intl Metals              Conv Bond 74973WAA5     2,315 2,001,000 Prn    2,001,000  N/A    N/A    N/A    2,001,000  N/A   N/A
Sandisk Corp.                Conv Bond 80004CAC5     1,908 1,909,000 Prn    1,909,000  N/A    N/A    N/A    1,909,000  N/A   N/A
Sandisk Corp.                Conv Bond 80004CAD3     2,062 1,600,000 Prn    1,600,000  N/A    N/A    N/A    1,600,000  N/A   N/A
Sirius XM Radio Inc.         Common    82967N108        31    10,034 Sh        10,034  N/A    N/A    N/A       10,034  N/A   N/A
Smith & Wesson Holding Corp  Common    831756101     8,347   927,440 Sh       927,440  N/A    N/A    N/A      927,440  N/A   N/A
Spectrum Brands Holdings,
 Inc.                        Common    84763R101     9,775   172,726 Sh       172,726  N/A    N/A    N/A      172,726  N/A   N/A
State Bank Financial Corp.   Common    856190103     1,408    86,000 Sh        86,000  N/A    N/A    N/A       86,000  N/A   N/A
Stryker Corp                 Common    863667101     8,299   127,204 Sh       127,204  N/A    N/A    N/A      127,204  N/A   N/A
Synovus Financial Corp       Common    87161C105        40    14,545 Sh        14,545  N/A    N/A    N/A       14,545  N/A   N/A
Thermo Fisher Scientific
 Inc                         Common    883556102     7,508    98,163 Sh        98,163  N/A    N/A    N/A       98,163  N/A   N/A
Time Warner Inc              Common    887317303       261     4,533 Sh         4,533  N/A    N/A    N/A        4,533  N/A   N/A
Tower Group Inc              Conv Bond 891777AC8     1,786 1,700,000 Prn    1,700,000  N/A    N/A    N/A    1,700,000  N/A   N/A
Tower Group International    Common    G8988C105     9,702   525,860 Sh       525,860  N/A    N/A    N/A      525,860  N/A   N/A
Trinity Industries -
 Putable at 100              Conv Bond 896522AF6     1,823 1,520,000 Prn    1,520,000  N/A    N/A    N/A    1,520,000  N/A   N/A
United Parcel Service Inc
 Cl-B                        Common    911312106     4,308    50,150 Sh        50,150  N/A    N/A    N/A       50,150  N/A   N/A
UniTek Global Services       Common    91324T302     2,828   965,059 Sh       965,059  N/A    N/A    N/A      965,059  N/A   N/A
Vantage Drilling Company     Common    G93205113        35    20,000 Sh        20,000  N/A    N/A    N/A       20,000  N/A   N/A
Walgreen Co                  Common    931422109    12,717   266,713 Sh       266,713  N/A    N/A    N/A      266,713  N/A   N/A
Wal-Mart Stores Inc          Common    931142103       333     4,447 Sh         4,447  N/A    N/A    N/A        4,447  N/A   N/A
Waste Management Inc         Common    94106L109       239     6,095 Sh         6,095  N/A    N/A    N/A        6,095  N/A   N/A
WellPoint Inc                Common    94973V107     8,512   128,520 Sh       128,520  N/A    N/A    N/A      128,520  N/A   N/A
Wells Fargo & Co             Common    949746101     9,423   254,741 Sh       254,741  N/A    N/A    N/A      254,741  N/A   N/A
Xerox Corp                   Common    984121103     9,475 1,101,795 Sh     1,101,795  N/A    N/A    N/A    1,101,795  N/A   N/A